Details of Significant Accounts - Accounts receivable, additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Accounts receivable	$ 7,902	$ 6,992	$ 7,756
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	7,902	$ 6,992
Accounts receivable pledged to others	$ 0